Restructuring and Related Charges (Schedule of Restructuring and Related Charges by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 129.1	$ 35.8	$ 19.2
Less: accelerated depreciation	(0.5)	(2.6)	(8.0)
Restructuring charges, net	128.6	33.2	11.2
Specialty Brands
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	57.0	5.2	0.6
Specialty Generics
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	9.8	11.2	10.7
Global Medical Imaging
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	60.9	16.4	7.9
Corporate
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 1.4	$ 3.0	$ 0